Supplemental Cash Flow Information and Non-Cash Activities (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental cash flow information
Cash paid during the year for income taxes	2,373	3,727	3,832
Interest paid	24	55	58
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	1,922	1,562	3,978
Reclassification of prepayment to intangible assets	1,361	312	1,392